                       UNITED STATES SECURITIES
                        AND EXCHANGE COMMISSION       OMB APPROVAL
                        WASHINGTON, D.C. 20549
                                                      OMB Number:      3235-0456
                              FORM 24F-2              Expires:   August 31, 2000
                   ANNUAL NOTICE OF SECURITIES SOLD   Estimated average burden
                        PURSUANT TO RULE 24f-2        hours per response.......1



 READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.


1.     Name and address of issuer:
       Hartford Life Insurance Company DC Variable Account 1
       P.O. Box 2999
       Hartford, CT 06104-2199

 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /




 3.    Investment Company Act File Number:  811-2627


       Securities Act File Number: 33-19944



 4(a). Last day of fiscal year for which this Form is filed:

      December 31, 1999

 4(b). / / Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year).
           (See instruction A.2)


 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
   REGISTRATION FEE DUE.


 4(c). / / Check box if this is the last time the issuer will be filing this Form.

 5. Calculation of registration fee:
(i)  Aggregate sale price of securities sold
     during
     the fiscal year pursuant to section 24(f):                                             $ 1,209,154,515
(ii) Aggregate price of securities redeemed or
      repurchased during the fiscal year:                          $ 1,925,335,917
iii) Aggregate price of securities redeemed or
     repurchased during any PRIOR fiscal year ending
     no earlier than October 11, 1995 that were not
     previously used to reduce
     registration fees payable to the Commission                   $ 716,181,402
(iv) Total available redemption
     credits [add Items 5(ii) and 5(iii)]:                                                  $ 2,641,517,319
(v)  Net sales -- if Item 5(i) is greater
     than Item 5(iv) [subtract Item 5(iv)
     from Item 5(i)]:                                                                       $0

(vi) Redemption credits available for use in future
     years -- if Item 5(i) is less than Item 5(iv)
     [subtract Item 5(iv) from Item 5(i)]:                         $(1,432,362,804)

vii) Multiplier for determining registration fee                                                    .000264
     (See Instruction C.9):                                                           X
(viii) Registration fee due [multiply Item 5(v) by
       Item 5(vii)] (enter "0" if no fee is due):                                     =     $0



 6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here:
     _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.


 7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


                                                                                      +     $



 8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                                                      =     $ 0




 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 9, 2000

     Method of Delivery:

               /X/   Wire Transfer
               / /   Mail or other means

                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/
                                     Cynthia J. McNickle.

                                     Assistant Director

Date  March 9, 2000

  *Please print the name and title of the signing officer below the signature.